Trade Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31
	2023	2022
Composition:

Trade payables	1,291	2,210
Checks payable	24	11
	1,315	2,221